COMMON STOCK (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Balance at the beginning	£ 24,327	£ 20,738
Issued in the period	151,141
Issue costs of common stock	(12,936)
Fully paid not yet issued		1,550
Balance at the end	201,810	24,327
Common Stock
Disclosure of classes of share capital [line items]
Balance at the beginning	304	294
Issued in the period	164
Fully paid not yet issued		10
Balance at the end	468	304
Share premium.
Disclosure of classes of share capital [line items]
Balance at the beginning	1,540	25,252
Cancelled during the period		(25,252)
Issued in the period	150,977
Issue costs of common stock	(12,936)
Fully paid not yet issued		1,540
Balance at the end	139,581	1,540
Common stock | Common Stock
Disclosure of classes of share capital [line items]
Balance at the beginning	303	294
Issued in the period	165
Fully paid not yet issued		9
Balance at the end	£ 468	£ 303